Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $19,541,610.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 19,541,610
Final Prospectus	true